Other assets (Tables)	12 Months Ended
Dec. 31, 2020
Other assets
Schedule of Other assets

	At December 31,	At December 31,
	2020	2019
Energy well equipment, net	$5.0	$9.3
Right-of-use assets, net	2.0	2.5
Furniture and fixtures, net	0.4	0.4
Debt issue costs	1.3	1.9
Other	4.9	—
	$13.6	$14.1